Gains and losses on disposal and main changes in scope of consolidation - Gains (losses) on disposal of fixed assets, investments and activities - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about business combination [abstract]
Gains (losses) on disposal of fixed assets	€ 221	€ 303	€ 180
Gains (losses) on disposal of investments and activities	7	(26)	17
Gains (losses) on disposal of fixed assets, investments and activities	€ 228	€ 277	€ 197